Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We, via our Manager have implemented a cybersecurity strategy involving various dedicated personnel and resources aimed at preventing, detecting and responding to cyberattacks, as well as being able to recover promptly in the event of material impact following a cyberattack. Additionally, we regularly update our cybersecurity processes to address cybersecurity trends and threats. Cybersecurity processes have been established to address material cybersecurity risks, including in connection with the following areas:

●	information technology and solution usage;
●	access control;
●	patch management;
●	security on specific environments (i.e. cloud, virtualization, automated systems, etc.);
●	log management;
●	network security;
●	systems security standards;
●	remote access;
●	cryptography;
●	mobile devices;
●	incident management.

In particular, we deploy a variety of methods of defense such as endpoint security, email and web filtering, access and identity management and security monitoring to provide appropriate levels of protection against cybersecurity threats.

We, via our Manager, actively monitor our systems to prevent and detect any future cybersecurity threats and separately, we monitor cybersecurity threats or incidents committed against other companies as such events become public. We have engaged outside consultants that perform penetration testing and other tests to identify and suggest improvements to minimize the risk of a future cyber incident. This allows us to remain current with the latest trends in cybersecurity and make improvements to our defense strategy to consider newly-identified and developing areas of cybersecurity threats. Our Manager has put in place response procedures for prompt cybersecurity incident identification, reporting and remediation if we are subject to an information system security breach. Our Manager utilizes security standards and has established cross-functional risk control capabilities to facilitate operational implementation aligned with our cybersecurity processes.

The employees of our Manager, who are the main users of our digital assets, are trained to face cybersecurity threats and attacks. The training covers areas such as personal digital footprint, privacy settings, phishing, information security at home and at work, ransomware, password hygiene and business email compromise.

In the event of a cyberattack, the Chief Technology Officer of our Manager uses the internal escalation channels to inform the management as further described below.

We closely monitor changes in data protection rules and guidance. This allows us to maintain compliance with applicable laws and to keep ahead of developments and regulatory shifts.

Ongoing risks from cybersecurity threats demand management vigilance, investment, and oversight. Although we have put in place the cybersecurity processes described above, cybersecurity attacks and incidents and misuse or manipulation of any of our IT systems could have a material adverse effect on our business strategy, results of operations or financial condition (see “Item 3. Key Information—D. Risk Factors—Industry Risk Factors—We rely on our information technology, and if we are unable to protect against service interruptions, data corruption, cyber-based attacks or network security breaches, our operations could be disrupted and our business could be negatively affected.”)

The governance of cybersecurity risks is overseen by our board of directors, with the audit committee dedicated to this area. This group receives regular updates on cybersecurity matters from our Manager. This approach ensures that we are prepared to identify, assess, and respond to cybersecurity challenges, aligning our risk management with our organizational goals. As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect the Company, including our business strategy, results of operations, or financial condition.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We, via our Manager have implemented a cybersecurity strategy involving various dedicated personnel and resources aimed at preventing, detecting and responding to cyberattacks, as well as being able to recover promptly in the event of material impact following a cyberattack. Additionally, we regularly update our cybersecurity processes to address cybersecurity trends and threats. Cybersecurity processes have been established to address material cybersecurity risks, including in connection with the following areas:
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	The governance of cybersecurity risks is overseen by our board of directors, with the audit committee dedicated to this area. This group receives regular updates on cybersecurity matters from our Manager. This approach ensures that we are prepared to identify, assess, and respond to cybersecurity challenges, aligning our risk management with our organizational goals. As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect the Company, including our business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

During 2024 our Manager has appointed a Chief Information Security Officer who has been overseeing the information, cybersecurity, and technology security. The Chief Information Security Officer is informed about and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. He develops appropriate plans to mitigate such risks. Such plans are validated by the members of our Board. The Chief Information Security Officer belongs to the Safety & Quality division of our Manager and reports to our Chief Executive Officer. In March 2025 our Manager has appointed a Chief Technology Officer (CTO) who overtook the role of the Chief Information Security Officer.

The CTO belongs to the Safety & Quality division of our Manager and reports to our Chief Executive Officer. She leverages 15 years of experience in the Information and Communication Technology sector within the maritime industry. She holds a PhD in Telecommunications and Networks from the School of Electrical and Computer Engineering (ECE) at the National Technical University of Athens (NTUA), an MBA in Techno-Economics from NTUA and the University of Piraeus (UNIPI), and a Bachelor’s degree from ECE, NTUA. Currently, she is completing her MSc in Cybersecurity and Data Science at UNIPI. Our CTO is certified as an ISO27001 and ISO22301 TÜV Austria Lead Auditor and as a Certified Information Security Manager (CISM) by ISACA. Additionally, she serves as the Secretary of the Board of Directors for the Association of Maritime Managers in Information Technology and Communications (AMMITEC).”

The Audit Committee oversees that the cybersecurity risks are well managed and reports on such management to the Board of Directors. The Board of Directors is also informed of such risks, as well as other cybersecurity matters, through periodic reports from the Manager. Our Chief Executive Officer is responsible for overseeing the alignment of the cybersecurity strategy with the strategic plan of the Company. In the event of a cybersecurity incident, we have implemented a process in which the Chief Technology Officer would report such incident to our Chief Executive Officer and the Audit Committee if the incident is determined to present critical risk to us.

Cybersecurity Threats

We did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. For more information about the cybersecurity risks we face, please see Item 3. Key Information - D. Risk Factors - “We rely on information technology, and if we are unable to protect against service interruptions, data corruption, cyber-based attacks or network security breaches, our operations could be disrupted and our business could be negatively affected.”

In September 2024, the IT department of our Manager discovered that there was a cyber-attack from a ransomware group that gain unauthorized access to certain of our Manager’s systems and encrypted our data. With the assistance of cyber security consultants hired by our Manager, we investigated the incident, neutralized the attack and restored the back-up of our data, which remained unaffected, within short period of time. There was no disruption of communication with the ships and third-party commercial partners. The Company analyzed the effects of the incident in terms of its financial cost, effect on employees both on shore and on board, financial reporting, share price and reputation and concluded that there were no material effects on our business strategy, results of operations or financial condition. In designing a longer term response to this incident, we via our Manager have strengthened and upgraded the security of our systems and engaged a third party firm to monitor our readiness in preventing new cyber threats.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	During 2024 our Manager has appointed a Chief Information Security Officer who has been overseeing the information, cybersecurity, and technology security. The Chief Information Security Officer is informed about and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. He develops appropriate plans to mitigate such risks. Such plans are validated by the members of our Board. The Chief Information Security Officer belongs to the Safety & Quality division of our Manager and reports to our Chief Executive Officer. In March 2025 our Manager has appointed a Chief Technology Officer (CTO) who overtook the role of the Chief Information Security Officer.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The CTO belongs to the Safety & Quality division of our Manager and reports to our Chief Executive Officer. She leverages 15 years of experience in the Information and Communication Technology sector within the maritime industry. She holds a PhD in Telecommunications and Networks from the School of Electrical and Computer Engineering (ECE) at the National Technical University of Athens (NTUA), an MBA in Techno-Economics from NTUA and the University of Piraeus (UNIPI), and a Bachelor’s degree from ECE, NTUA. Currently, she is completing her MSc in Cybersecurity and Data Science at UNIPI. Our CTO is certified as an ISO27001 and ISO22301 TÜV Austria Lead Auditor and as a Certified Information Security Manager (CISM) by ISACA. Additionally, she serves as the Secretary of the Board of Directors for the Association of Maritime Managers in Information Technology and Communications (AMMITEC).”
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Audit Committee oversees that the cybersecurity risks are well managed and reports on such management to the Board of Directors. The Board of Directors is also informed of such risks, as well as other cybersecurity matters, through periodic reports from the Manager. Our Chief Executive Officer is responsible for overseeing the alignment of the cybersecurity strategy with the strategic plan of the Company. In the event of a cybersecurity incident, we have implemented a process in which the Chief Technology Officer would report such incident to our Chief Executive Officer and the Audit Committee if the incident is determined to present critical risk to us.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true